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October 3, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:   Smith Barney Arizona Municipals Fund Inc. (the "Fund")
      File Nos. 33-12792

Dear Sirs:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above referenced Registrant does not differ from that contained in Post-Effective Amendment No. 26 filed on September 28, 2001.

Please return an electronic transmittal as evidence of receipt of this filing.

Any questions regarding this filing should be directed to the undersigned at
(212)830-4811.

Very truly yours,


/s/ Michael Kocur
    -------------
Michael Kocur
Assistant Secretary